Right of use assets and Lease liabilities (Details2) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Lease Liabilities [Line Items]
Current lease liabilities	$ 6,152,361	$ 4,934,639
Non-current lease liabilities	29,009,023	27,200,272
Total Current Lease Liabilities	6,152,361	4,934,639
Total Non Current Lease Liabilities	$ 29,009,023	$ 27,200,272